INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Canada	167	212	31
Foreign	14	(2)	(170)
Total	181	210	(139)
Deferred
Canada	69	139	175
Foreign	216	226	351
Total	285	365	526
Total Income Tax Expense/ (Recovery)	466	575	387
Geographic Components of Income
Canada	842	1,176	811
Foreign	1,096	1,109	969
Income before Income Taxes	1,938	2,285	1,780
Reconciliation of Income Tax Expense
Income before Income Taxes	1,938	2,285	1,780
Federal and provincial statutory tax rate (as a percent)	25.00%	26.50%	28.00%
Expected income tax expense	485	605	498
Income tax differential related to regulated operations	41	42	8
Higher / (lower) effective foreign tax rates	1	(5)	(36)
Income from equity investments and non-controlling interests	(40)	(45)	(40)
Other	(21)	(22)	(43)
Total Income Tax Expense/ (Recovery)	466	575	387
Deferred Income Tax Assets
Operating loss carryforwards	1,024	900
Financial instruments	88	166
Pension and other post-employment benefits	83	42
Deferred amounts	49	49
Other	92	132
Total	1,336	1,289
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	3,804	3,609
Equity investments	578	457
Taxes on future revenue requirement	283	295
Unrealized foreign exchange gains on long-term debt	159	133
Other	70	87
Total	4,894	4,581
Net deferred income tax liabilities	3,558	3,292
Deferred Income Tax Assets
Other current assets	290	248
Intangible and other assets	105	132
Total	395	380
Deferred Income Tax Liabilities
Accounts payable and other		81
Deferred income taxes	3,953	3,591
Total	3,953	3,672
Net Deferred Income Tax Liabilities
Net deferred income tax liabilities	3,558	3,292